Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4 to Form S-1
Document Period End Date	Mar. 31, 2019
Trading Symbol	ROAN
Entity Registrant Name	ROAN RESOURCES, INC.
Entity Central Index Key	0001326428
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false